Share-Based Compensation	12 Months Ended
Dec. 31, 2020
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Share-Based Compensation
20.	SHARE-BASED COMPENSATION

Share-based compensation is granted by the Group to employees, executive officers, board members and consultants.

Share-based compensation granted to employees and executive officers in 2014 through 2020 corresponds to redeemable share warrants (" Bons de Souscriptions et/ou d'Acquisition d'Actions " or "BSAAR"), stock options ("SO") and free shares (" actions gratuites " or "AGA")

Share-based compensation granted to board members and consultants in 2014, 2015, 2017 and 2019 corresponds to share warrants (" Bons de Souscriptions d'Actions " or "BSA").

For the measurement of this share-based compensation, the Group has determined that under IFRS its consultants were not equivalent to employees.

Under these programs, holders of vested instruments are entitled to subscribe to shares of the Company at a pre-determined exercise price. All of the plans are equity settled.

No instruments were exercised during 2020, 2019 and 2018.

New plans were put in place in 2020 under the terms and conditions discussed below.

The expense recognized during 2020 pursuant to IFRS 2 was €1,236 (compared to €1,656 at December 31, 2019 and €787 at December 31, 2018).

In 2019, the Group revised its estimate of the number of equity instruments expected to be vested taking into account the number of lapsed instruments noted after 4 years of successive plans. As a result, Genfit revised the turnover rate assumption, which was estimated at 15%, to a rate of 0%, taking into account recent observations and the actual number of lapsed instruments at each closing.

The table below shows the share-based compensation under each plan according to the change in estimate mentioned above .

	Year ended
Share-based compensation - Annual expense	2018/12/31	2019/12/31	2020/12/31
AGA S 2016-1	151	—	—
AGA S 2016-2	22	44	—
AGA D 2016-1	127	21	21
AGA D 2016-2	17	39	6
SO 2016-1	83	213	49
SO 2016-2	38	93	13
SO US 2016-1	12	(24)	—
SO US 2016-2	5	(11)	—
AGA S 2017-1	—	209	—
AGA S 2017-2	24	45	13
AGA D 2017-1	17	190	—
AGA D 2017-2	29	56	4
SO 2017-1	28	27	335
SO 2017-2	48	2	110
SO US 2017-1	3	(4)	—
SO US 2017-2	5	(6)	—
BSA-2017-A	63	—	—
BSA-2017-B	66	—	—
AGA S 2018	12	148	62
AGA D 2018	10	135	65
SO 2018	24	285	225
SO US 2018	3	25	24
AGA S 2019	—	41	55
AGA D 2019	—	35	63
SO 2019	—	70	123
SO 2019 - US	—	16	35
BSA 2019	—	7	20
SO US 2019	—	1	14
SO D 2020	—	—	—
SO C 2020	—	—	—
SO US 2020	—	—	—
TOTAL	787	1,656	1,236

20.1.	Share warrants ( bons de souscription d'actions or BSA)

The key terms and conditions related to each program are detailed in the following tables:

Share-based compensation	2019	2017		2015		2014
Share warrants ( BSA )
		BSA 2017-A	BSA 2017-B	BSA 2015-A	BSA 2015-B	BSA 2014-A	BSA 2014-B

Date of the Shareholders meeting	06/15/2018	06/16/2017		04/02/2014		04/02/2014
Date of the Management Board meeting				01/09/2015		07/24/2014
Date of the decision and delegation of the Board of Directors to the CEO	10/18/2019	11/21/2017
Date of the CEO decision	10/31/2019	12/06/2017
Beneficiaries	Consultants	Consultants and officers		Consultants and officers		Consultants and officers
Total number of BSAAR subscribed	35,070	18,345	18,345	12,860	12,860	46,765	46,765
Total number of BSAAR voided	0	0	0	12,860	12,860	46,765	46,765
Total number of BSAAR remaining	35,070	18,345	18,345	0	0	0	0
Issue Price	€1.23	€2.00		€0.01		€0.01
Excercise price	€12.32	€19.97		€35.95		€23.50
Estimated fair value - according to IFRS 2	€0.75	€3.78	€3.81	€25.33 /€26.89	€25.33 /€26.31	€15.61 /€24.84	€15.61 /€24.85
End of exercise period	05/31/2024	06/30/2022	07/15/2022	05/31/2019	11/30/2019	09/30/2018	02/28/2019
Valuation method used	Black & Scholes
Expected dividends	0%	0%		0%		0%
Expected volatility	40.0%	36.4%	35.7%	74.9%		74.9%
Risk-free interest rate	0%	0.0%		0.4%		0.4%
Expected life	0.7 years	6 years		4 years		4 years

The services performed by the consultants are mainly:

•	to evaluate product development plans and propose, if necessary, changes to strategic or technical approaches;
•

to advise the Company's management and the Scientific Board in identifying strategies and selecting drug candidates, based in particular on the scientific results obtained by the Group (new therapeutic targets, new compounds); and

•

to assist and advise the Group in its alliance strategies, such as external growth-supporting synergies (acquisition of new competencies and the purchase of operating rights, drug candidates and innovative technologies, etc.).

20.2.	Redeemable warrants ( bons de souscription et/ou d'acquisition d'actions remboursables or BSAAR)

Share-Based compensation	2016	2014
Redeemable share subscription warrants (BSAAR)	BSAAR 2016-A and B	BSAAR 2014-A - B and C
	Employees	Employees and Officers

Date of the Shareholders’ meeting	02/24/2015	04/02/2014
Date of the Management Board meeting	07/22/2016	09/16/2014
Date of the decision and delegation of the Board of Directors to the CEO
Date of the CEO decision
Total number of BSAAR subscribed	10,800	62,717
Total number of BSAAR voided	10,800	61,484
Total number of BSAAR exercised	0	1,233
Total of BSAAR remaining	0	0
Issue Price	€23.50	€23.50
Subscription period	From 01/01/2018 to 07/27/2020	voided on 09/2018 - 05/2019 and 07/2019
Estimated fair value - valued by expert opinion	€4.60	From €8.44 to €11.29
Valuation method used	Black & Scholes	Black & Scholes
Expected dividends	0%	0%
Expected volatility	75.4%	75.4%
Risk-free interest rate	0.0%	0.4%
Expected life	4 years	4 years

As of December 31, 2020, all of the non-exercised BSAAR 2016 became void.

20.3.	Free shares ( actions gratuites attribuées or AGA)

The key terms and conditions related to each program are detailed in the following tables:

Share-based compensation	2 019		2 019		2 018	2 017	2 016
Free shares (AGA)	AGA D		AGA S
	Officers(1)	Employees	Officers(1)	Employees	AGA D and S	AGA D and S 2017-1 and 2017-2	AGA D and S 2016-1 and 2016-2

Date of the Shareholders meeting	06/15/2018				06/15/2018	06/16/2017	06/21/2016
Date of the Management Board meeting							12/15/2016
Date of the decision and delegation of the Board of Directors to the CEO	07/18/2019				11/07/2018	11/22/2017
Date of the Executive Board Meeting	07/18/2019				11/22/2018	12/06/2017
Total number of AGA subscribed	3,000	16,070	0	17,556	35,800	41,196	30,709
Total number of AGA voided	0	450	0	702	1,872	9,846	5,429
Total number of AGA definitively vested	0	0	0	0	0	19,403	25,280
Total number of AGA remaining	3,000	15,620	0	16,854	33,928	11,947	0
Acquisition period	From 07/18/2019 to 09/16/2022				From 07/18/2019 to 09/16/2022	From 12/06/2017 to 12/31/2020	From 12/15/2016 to 12/15/2019
Valuation method used	Monte Carlo
Price of the share at the time of allocation	€17.06				€20.02	€21.95	€20.78
Expected dividends	0%				0%	0%	0%
Expected volatility	40.2%				38.0%	53.7%	63.0%
Risk-free interest rate	0.0%				0.0%	0.0%	0.0%
Turnover rate	0.00%				15.00%	15.00%	15.00%
(1) : Chairman and CEO

The final allocation of free shares is subject to continued employment with the Group and performance conditions.

20.4.	Stock options ( options de souscription d'actions or SO)

The key terms and conditions related to each program are detailed in the following tables:

Share-based compensation	2020			2019			2018		2017		2016
Stock option SO	SO		SO US	SO 2019	SO US 1	SO US 2	SO 2018	SO US 2018	SO 1 and 2 2017	SO US 2017	SO 1 and 2 2016	SO US 2016
	Officers (1)	Employees	Employees	Employees and Officers	Employees	Employees	Employees and Officers	Employees	Employees and Offices	Employees	Employees and Offices	Employees

Date of the Shareholders meeting	11/27/2019			06/15/2018	11/27/2019		06/15/2018		06/16/2017		06/21/2016
Date of the Management Board meeting											12/15/2016
Date of the decision and delegation of the Board of Directors to the CEO	12/11/2020			07/18/2019		11/27/2019	11/07/2018		11/21/2017
Date of the CEO decision	12/11/2020			07/18/2019		11/27/2019	11/07/2018		12/06/2017
Total number of SO subscribed	35,000	103,750	56,250	107,880	30,620	13,350	122,000	17,500	96,250	13,000	62,875	10,500
Total number of SO voided	0	0	0	13,350	7,000	4,450	50,322	7,787	35,273	13,000	13,169	10,500
Total number of SO definitively vested	0	0	0	0	0	0	0	0	60,977	0	49,706	0
Total number of SO remaining	35,000	103,750	48,750	94,530	23,620	8,900	71,678	9,713	0	0	0	0
Exercice price	€4.38	€3.50	€4.52	€13.99	€16.90	€14.31	€16.00	€21.65	€17.91	€22.54	€15.79	€21.12
Vesting period	From 12/31/2020 to 12/31/2023			From 07/18/2019 to 09/16/2022 and From 11/27/2019 to 01/16/2023			From 11/07/2018 to 12/31/2021		From 12/06/2017 to 12/31/2020		From 12/15/2016 to 12/15/2019
Exercice period	From 01/01/2024 to 12/31/2027			From 09/17/2022 to 09/17/2029 and From 01/17/2023 to 01/17/2030			From 01/01/2022 to 12/31/2028		From 01/01/2021 to 12/31/2027		From 12/16/2019 to 12/16/2026
Fair value	€1.16	€1.46	€1.12 €	€4.59	€3.67	€3.23	€9.32	€6.90	€9.32		€10.30	€8.52
Valuation method used	Black-Scholes
Price of the share at the time of allocation	€3.99		€3.99	€17.06		€14.50	€22.12		€21.95		€20.79
Expected dividends	0%		0%	0%		0%	0%		0%		0%
Expected volativity	49.0%		49.0%			40.0%	44.1%		53.7%		63.0%
Risk-free interest rate	-0.7%		-0.7%	0.0%		0.0%	0.0%		0.0%		0.0%
Turnover rate	0.00%		0.00%	0.00%		0.00%	15.00%		15.00%		15.00%
(1)	Chief Executive Officer

Volatility assumptions in the above tables are determined by reference to the Company's historical share price observed on the grant date over a two- and three-year period prior to the grant date, adjusted for extreme variations, if any.

Definitive vesting is subject to continued employment with the Group and performance conditions.

20.5.	Performance conditions

The SO and SO US stock option plans as well as certain free share plans (AGA "D") implemented in 2016, 2017, 2018 and 2019 are subject to internal performance conditions related to the progress of the Group's research and development programs, and to external performance conditions related to the evolution of the Company's stock price.

The other free share plans (AGA "S") are subject only to internal performance conditions.

20.5.1.	Performance conditions of the 2020 plans

Plans	Evaluation date for performance conditions	Nature of conditions
SO D 2020 SO C 2020 SO US 2020	31/12/2023

50% of the 2020 instruments will be exercisable, if at least one of the three following conditions relating to the development of elafibranor in PBC and the ELATIVE clinical is fulfilled:

(i) “Last Patient Visit” in ELATIVE in Q4 2022 or earlier;

(ii) ELATIVE results are communicated to the market during or before the first half of 2023;

(iii) if a registration application for elafibranor in PBC is filed with the Food and Drug Administration (FDA) or the European Medicines Agency (EMA) in 2023.

25% of the 2020 instruments will be exercisable if at least if at least one of the two following conditions relating to the NI4 diagnostics technology is fulfilled:

(i) a partnership agreement in research and development for the development of an IVD test integrating NIS4 technology with at least on major player in NASH (“big pharma, biotechnologies company, institution, etc.) is entered into by the Company;

(ii) NIS4 technology has been used in at least 20 clinical trials..

25% of the 2020 instruments will be exercisable if at least if at least one of the two following conditions relating to the development of the Company’s pipeline is fulfilled:

(i) a new clinical trial for a new indication with elafibranor or NTZ in ongoing or complete;

(ii) the Company has developed or acquired the rights of a new molecule.

The exercise of 2020 instruments is also conditional to the presence of their beneficiaries at December 31, 2022, unless an exception usually provided for in the terms of conditions of the stock options granting plans applies.

The granting of stock options D2020 to the CEO has been conditioned to the granting by the Company, in accordance with article L225-186-1 of the French Commercial Code, of free shares, existing or to be issued, to the benefit of the employees of the Company during the first half of 2021.